Condensed consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed consolidated income statement
Interest receivable	£ 5,250	£ 4,610
Interest payable	(916)	(866)
Net interest income	4,334	3,744
Fees and commissions receivable	1,424	1,304
Fees and commissions payable	(300)	(285)
Income from trading activities	709	231
Other operating income	52	147
Non-interest income	1,885	1,397
Total income	6,219	5,141
Staff costs	(1,808)	(1,880)
Premises and equipment	(534)	(502)
Other administrative expenses	(898)	(703)
Depreciation and amortisation	(413)	(414)
Operating expenses	(3,653)	(3,499)
Profit before impairment releases	2,566	1,642
Impairment (losses)/releases	54	683
Operating profit before tax	2,620	2,325
Tax charge	(795)	(432)
Profit from continuing operations	1,825	1,893
Profit from discontinued operations, net of tax	190	177
Profit for the period	2,015	2,070
Attributable to:
Ordinary shareholders	1,891	1,842
Preference shareholders		9
Paid-in equity holders	121	178
Non-controlling interests	3	41
Profit for the period	£ 2,015	£ 2,070
Per ordinary share
Earnings per ordinary share - continuing operations	£ 0.157	£ 0.141
Earnings per ordinary share - discontinued operations	0.017	0.015
Total earnings per share attributable to ordinary shareholders - basic	0.174	0.156
Earnings per ordinary share - fully diluted continuing operations	0.156	0.140
Earnings per ordinary share - fully diluted discontinued operations	0.017	0.015
Total earnings per share attributable to ordinary shareholders - fully diluted	£ 0.173	£ 0.155